November 20, 2006


                                CM ADVISERS FUND
                                ----------------

                     A SERIES OF CM ADVISERS FAMILY OF FUNDS

                  SUPPLEMENT TO PROSPECTUS DATED JUNE 28, 2006

     The Prospectus, dated June 28, 2006, of the CM Advisers Fund (the "Fund") is hereby amended to reflect the following new information:


New Administrator/Transfer Agent and Distributor
------------------------------------------------
     Effective November 20, 2006, Ultimus Fund Solutions, LLC is the new administrator and transfer agent of the Fund and Ultimus Fund Distributors, LLC is the new principal underwriter of the Fund.

Address of Fund
---------------
     Beginning November 20, 2006, inquiries concerning the Fund or shareholder accounts, and orders to purchase or redeem shares of the Fund should be addressed to:

     REGULAR MAIL                             EXPRESS/OVERNIGHT MAIL
     CM Advisers Family of Funds              CM Advisers Family of Funds
     c/o Ultimus Fund Solutions, LLC          c/o Ultimus Fund Solutions, LLC
     P.O. Box 46707                           225 Pictoria Drive, Suite 450
     Cincinnati, Ohio 45246-0707              Cincinnati, Ohio 45246

Toll-Free Number
----------------
     The Fund's toll-free  number has changed.  Please call  1-888-859-5856  for
information  or   assistance.   The  Fund's  fax  number  has  also  changed  to
1-513-587-3438.

                                                               November 20, 2006


                          CM ADVISERS FIXED INCOME FUND
                          -----------------------------

                     A SERIES OF CM ADVISERS FAMILY OF FUNDS

                  SUPPLEMENT TO PROSPECTUS DATED MARCH 15, 2006

     The Prospectus, dated March 15, 2006, of the CM Advisers Fixed Income Fund (the "Fund") is hereby amended to reflect the following new information:


New Administrator/Transfer Agent and Distributor
------------------------------------------------
     Effective November 20, 2006, Ultimus Fund Solutions, LLC is the new administrator and transfer agent of the Fund and Ultimus Fund Distributors, LLC is the new principal underwriter of the Fund.

Custodian
---------
     U.S. Bank, N.A., successor to Wachovia Bank, N.A. (the "Custodian"), serves as the custodian of the Fund's securities.

Address of Fund
---------------
     Beginning November 20, 2006, inquiries concerning the Fund or shareholder accounts, and orders to purchase or redeem shares of the Fund should be addressed to:

     REGULAR MAIL                              EXPRESS/OVERNIGHT MAIL
     CM Advisers Family of Funds               CM Advisers Family of Funds
     c/o Ultimus Fund Solutions, LLC           c/o Ultimus Fund Solutions, LLC
     P.O. Box 46707                            225 Pictoria Drive, Suite 450
     Cincinnati, Ohio 45246-0707               Cincinnati, Ohio 45246

Toll-Free Number
----------------
     The Fund's toll-free  number has changed.  Please call  1-888-859-5856  for
information  or   assistance.   The  Fund's  fax  number  has  also  changed  to
1-513-587-3438.